Financial risk exposure and risk management - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Maturity Analysis for Financial Liabilities
Amounts payable and other liabilities	$ 11,320	$ 4,730
Lease obligation	1,917	1,127
Total contractual obligations	13,237	5,857
Less than one year
Disclosure of Maturity Analysis for Financial Liabilities
Amounts payable and other liabilities	11,320	4,730
Lease obligation	277	270
Total contractual obligations	11,597	5,000
One to three years
Disclosure of Maturity Analysis for Financial Liabilities
Lease obligation	525	609
Total contractual obligations	525	609
After three years
Disclosure of Maturity Analysis for Financial Liabilities
Lease obligation	1,115	248
Total contractual obligations	$ 1,115	$ 248